CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
CONSOLIDATED BALANCE SHEETS
Marketable securities measured at fair value | ¥	¥ 81		¥ 231
Available-for-sale debt securities measured at fair value | ¥	¥ 230		¥ 281
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	80,000,000,000		80,000,000,000
Ordinary shares, shares issued	3,105,094,690		3,210,392,530
Ordinary shares, shares outstanding	3,083,916,600		3,159,046,350
Treasury shares, shares	21,178,090		51,346,180